Segmented Reporting (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 2,008,997,000	$ 2,026,039,000
Revenues less operating and selling, general and administration expenses	508,799,000	521,614,000
Amortization	285,605,000	296,491,000
Goodwill impairment	0	0
Net (gain) loss on sale of capital assets	(17,905,000)	(7,793,000)
OPERATING INCOME (LOSS)	241,099,000	232,916,000
Goodwill	937,294,000	905,347,000	929,114,000
Capital assets	928,550,000	937,252,000
Landfill assets	936,095,000	952,731,000
Total assets	3,376,436,000	3,392,570,000
Number of Reportable Segments	3
Canada
Segment Reporting Information [Line Items]
Revenues	745,800,000	769,077,000
Revenues less operating and selling, general and administration expenses	261,247,000	270,514,000
Amortization	103,735,000	109,020,000
Goodwill impairment	0	0
Goodwill	362,599,000	383,473,000	409,296,000
Capital assets	356,329,000	375,562,000
Landfill assets	156,536,000	180,706,000
Total assets	1,106,337,000	1,218,124,000
United States South [Member]
Segment Reporting Information [Line Items]
Revenues	914,172,000	876,888,000
Revenues less operating and selling, general and administration expenses	240,534,000	235,996,000
Amortization	125,814,000	123,598,000
Goodwill impairment	0	0
Goodwill	491,934,000	423,164,000	421,108,000
Capital assets	498,762,000	444,140,000
Landfill assets	418,555,000	417,119,000
Total assets	1,602,128,000	1,476,464,000
United States Northeast [Member]
Segment Reporting Information [Line Items]
Revenues	349,025,000	380,074,000
Revenues less operating and selling, general and administration expenses	71,031,000	76,263,000
Amortization	54,134,000	60,470,000
Goodwill impairment	0	0
Goodwill	82,761,000	98,710,000	98,710,000
Capital assets	68,332,000	109,780,000
Landfill assets	361,004,000	354,906,000
Total assets	630,357,000	657,139,000
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Revenues less operating and selling, general and administration expenses	(64,013,000)	(61,159,000)
Amortization	1,922,000	3,403,000
Goodwill	0	0
Capital assets	5,127,000	7,770,000
Landfill assets	0	0
Total assets	$ 37,614,000	$ 40,843,000